BORROWINGS (Long-term Future Principal Repayments) (Details)	Dec. 31, 2015 CNY (¥)
BORROWINGS [Abstract]
2016	¥ 282,962,717
2017	1,405,796,203
Thereafter	3,222,107,848
Total	¥ 4,910,866,768